Share based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based compensation [Line Items]
Summary of the restricted shares activity
		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2013	4,673,725	0.6144
Forfeited	(159,410)	0.9362
Vested	(4,514,315)	0.6030

Outstanding, December 31, 2014, 2015 and 2016	-	-

Summary of the restricted share units activity
		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2013	44,302,600	0.9639

Granted	9,912,595	3.5805
Forfeited	(3,125,430)	1.1859
Vested	(12,283,670)	1.0144

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Granted	1,530,008	1.8618
Forfeited	(4,628,202)	2.7386
Vested	(12,229,688)	2.0151

Outstanding, December 31, 2016	20,955,720	2.4320

Expected to vest at December 31, 2016	20,568,083	2.4312

Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee
			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, vested and exercisable, December 31, 2013	13,222,005	0.0059	4.40	33,162
Exercised	(5,841,660)	0.0057	3.24

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395
Exercised	(234,720)	0.0067	2.00

Outstanding, vested and exercisable, December 31, 2016	533,655	0.0067	1.98	1,048